SHARE-BASED AND OTHER COMPENSATION PROGRAMS	12 Months Ended
Dec. 31, 2011
Shared Based And Other Compensation Programs [Abstract]
SHARE BASED AND OTHER COMPENSATION PROGRAMS

13)       SHARE-BASED AND OTHER COMPENSATION PROGRAMS

AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”) and are granted AXA performance units under the AXA Performance Unit Plan (the “Performance Unit Plan”).

Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC (“ACMC”), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. (“AB Holding”) units (“Holding units”) in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for 2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan (“2010 Plan”), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the “Stock Incentive Plan”) is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

	Options Outstanding
	AXA Ordinary Shares		AXA ADRs(3)		AllianceBernstein Holding Units
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	Outstanding	Exercise	Outstanding	Exercise	Outstanding	Exercise
	(In Millions)	Price	(In Millions)	Price	(In Millions)	Price

Options outstanding at
January 1, 2011	16.3	€22.34	10.0	$19.96	10.2	$41.24
Options granted	2.4	€14.52	-	$-	0.1	$21.75
Options exercised	-	€-	(0.6)	$15.63	(0.1)	$17.05
Options forfeited, net	(0.6)	€21.59	(1.8)	$27.24	(0.8)	$55.66
Options expired	-	-	-	-	(0.4)	$50.59
Options Outstanding at
December 31, 2011	18.1	€19.40	7.6	$18.47	9.0	$39.63
Aggregate Intrinsic
Value(1)		€- (2)		$1.70		$- (2)
Weighted Average
Remaining
Contractual Term
(in years)	4.74		1.83		6.4
Options Exercisable at
December 31, 2011	10.9	€25.35	7.6	$18.48	3.3	36.65
Aggregate Intrinsic
Value(1)		€- (2)		$1.7		$- (2)
Weighted Average
Remaining
Contractual Term
(in years)	4.59		1.82		5.6

  Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
  The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

	AXA Ordinary Shares			AllianceBernstein Holding Units
	2011	2010	2009	2011	2010	2009

Dividend yield	7.00%	6.98%	10.69%	5.40%	7.2 - 8.2%	5.2 - 6.1%

Expected volatility	33.90%	36.5%	57.5%	47.30%	46.2 - 46.6%	40.0 - 44.6%

Risk-free interest rates	3.13%	2.66%	2.74%	1.90%	2.2 - 2.3%	1.6 - 2.1%

Expected life in years	6.4	6.4	5.5	6.0	6.0	6.0 - 6.5

Weighted average fair value per
option at grant date	$2.49	$3.54	$2.57	$5.98	$6.18	$3.52

For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the “Equity Plan”), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

The following table summarizes unvested restricted stock activity for 2011.

		Weighted
	Shares of	Average
	Restricted	Grant Date
	Stock	Fair Value

Unvested as of January 1, 2011	391,761	$29.97
Granted	16,665	$14.01
Vested	117,906	$31.64
Forfeited	46,948	-
Unvested as of December 31, 2011	243,572	$30.22

Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options (“tandem SARs/NSOs”) of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722 Stock Appreciation Rights (“SARs”) were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011.The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. “Investment Option A” permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. “Investment Option B” permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares (“AXA Miles”) to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.